Operating lease right of use assets, net and operating lease liabilities (Details Narrative)										12 Months Ended
	Nov. 01, 2025 CNY (¥) ft²	Mar. 13, 2025 CNY (¥) ft²	Dec. 20, 2024 CNY (¥) ft²	Dec. 01, 2024 CNY (¥) ft²	Nov. 30, 2024 CNY (¥) ft²	Jan. 12, 2024 CNY (¥) ft²	Aug. 01, 2021 CNY (¥) ft²	Jul. 01, 2021 CNY (¥) ft²	Dec. 31, 2019 CNY (¥) ft²	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2025 CNY (¥)	Jan. 08, 2025	Aug. 01, 2024
LeasesLineItems [Line Items]
Area of land | ft²	407.8	468	602.52	1,350	6,445.86	619.42	1,200		12,000
Operating lease payment | ¥	¥ 29,769	¥ 12,892	¥ 16,666.67	¥ 21,600	¥ 94,224.92	¥ 28,001.77	¥ 20,160		¥ 166,667
Operating lease term	2 years		3 years	3 years		3 years								5 years	3 years
Operating lease right of use asset										$ 1,464,823	$ 1,795,668
Operating lease liability										1,331,307	1,650,268
Operating lease expense										$ 610,385	887,252	$ 842,494
Wuxi TC Link Logistics Co Ltd [Member]
LeasesLineItems [Line Items]
Area of land | ft²								17,069.57
Operating lease payment | ¥								¥ 347,917
Operating lease right of use asset											1,718,386		¥ 12,400,386
Operating lease liability											$ 2,301,495		¥ 16,608,281